                                                              March 7, 2003

VIA EDGAR SUBMISSION
--------------------

Filing Desk
Securities & Exchange Commission
450 Fifth Street
Judiciary Plaza
Washington, D.C. 20549

         Re:      Certification Filing on behalf of American Skandia Advisor Funds, Inc.
                  Pursuant to Rule 497(j)
                  Registration No. 333-23017
                  Investment Company Act No. 811-08085
                  CIK # 1035018
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Dear Sir/Madam:

         We hereby  certify,  pursuant to paragraph  (j) of Rule 497,  that:  (1) the form of  Prospectus  and  Statement of Additional
Information of American  Skandia  Advisor  Funds,  Inc.  ("ASAF") that would have been filed under  paragraph (c) of Rule 497 would not have differed  from that  contained in the  Post-Effective  Amendment No. 24 to the ASAF  registration  statement;  and (2) the text of
Post-Effective  Amendment  No. 24 to the ASAF  Registration  Statement  was  filed  electronically  with the  Securities  and  Exchange
Commission on February 28, 2003.

         If you have any questions, please do not hesitate to contact me at (203) 944-5332.  Thank you for your attention.

                                                              Sincerely,

                                                              /s/Susann A. Palumbo
                                                              Susann A. Palumbo
                                                              Paralegal

cc:  Mary A. Cole, Esq.
     Robert K. Fulton, Esq.